Income Taxes (Income Tax Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income tax (expense) benefit computed at U.S. federal statutory rate	$ 104,228	$ 8,882	$ (20,658)
State income taxes, net of federal benefit	(5,076)	(856)	(1,149)
Impact of foreign operations	(15,100)	(9,750)	(25,508)
Change in valuation allowance	(133,135)	85,375	38,794
Goodwill	(52,500)	0	0
Tax contingencies	(2,230)	(1,167)	9,764
Other	(1,426)	(284)	357
Income tax (expense) benefit	$ (105,239)	$ 82,200	$ 1,600